Earnings Per Share	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Earnings Per Share
(13)
Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding RSU and PSU were converted into, common shares. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Share amounts in thousands	2023	2022	2023	2022
Numerator:
Net income attributable to common shareholders	$44,677	$76,400	$149,635	$227,695
Denominator:
Weighted average common shares outstanding - basic	40,886	45,896	41,980	47,252
Dilutive share options, RSU and PSU	1,027	811	898	840
Weighted average common shares outstanding - diluted	41,913	46,707	42,878	48,092
Net income attributable to common shareholders per common share:
Basic	$1.09	$1.66	$3.56	$4.82
Diluted	$1.07	$1.64	$3.49	$4.73

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	—	285	105	303